Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Sale of Cyprus and Italy

On January 11, 2018, we completed the sale of EUC and Laureate Italy. See also Note 3, Discontinued Operations, for description of the sale agreement. Upon closing, we received gross proceeds of approximately EUR 232,000 (approximately $275,000 at December 31, 2017). As discussed further below, the Company used the proceeds from this transaction, along with borrowings on our revolving credit facility, to repay $350,000 of principal balance on the 2024 Term Loan.

Sale of China Operations

On January 25, 2018, the sale of LEILY was completed; see also Note 3, Discontinued Operations, for description of the sale agreement. Of the total transaction value of RMB 1,430,000 (approximately HKD 1,706,000, or US $218,000 at December 31, 2017), RMB 50,000 (approximately HKD 60,000, or US $7,600) will not be paid since certain conditions were not satisfied by the closing date.

At closing, the Company received initial proceeds of HKD 745,000 (approximately US $95,000 at December 31, 2017 or approximately RMB 625,000), net of banker transaction fees paid of approximately HKD 23,000 (approximately RMB 20,000 or US $3,000). Also at closing, payment of RMB 214,840 (approximately HKD 256,000, or US $33,000) was paid by an affiliate of the buyer to Laureate Investment Consulting Co., Ltd. (Laureate Shanghai), a wholly owned subsidiary of Laureate, for assignment of Laureate Shanghai’s creditor’s right over a debt owed by HIEU. This payment was net of certain taxes and duties totaling approximately RMB 86,000 (approximately HKD 102,000, or US $13,000).

Six months after the closing date, the buyer is required to pay to the Company the Hong Kong Dollar (HKD) equivalent of RMB 120,000 (the First Holdback Payment, approximately US $18,300 at December 31, 2017). Twelve months after the closing date, the buyer is required to pay to the Company the HKD equivalent of RMB 60,000 (the Second Holdback Payment, approximately US $9,150 at December 31, 2017). Both the First Holdback Payment and the Second Holdback Payment are subject to deduction of any indemnifiable losses payable by the Company to the buyer pursuant to the sale purchase agreement. The remainder of the transaction value was paid into an escrow account and will be distributed to the Company pursuant to the terms and conditions of the escrow agreement.

Signing of Asset Purchase Agreement for Kendall

On January 15, 2018, Kendall, an Illinois limited liability company and indirect wholly owned subsidiary of Laureate, The Dining Room at Kendall NFP, an Illinois not for profit corporation, National Louis University, an Illinois not for profit corporation (NLU), and Laureate, solely as guarantor of certain of Kendall’s obligations thereunder, entered into an asset purchase agreement. Pursuant to the asset purchase agreement at the closing of the transaction, Kendall will transfer to NLU certain assets, including all of Kendall's educational programs, subject to certain conditions, in exchange for consideration of one dollar. As part of the agreement, at the closing Laureate will pay to NLU up to $14,000 to support NLU’s construction of facilities for the acquired culinary program on Kendall’s campus, subject to possible partial recoupment under specified conditions during the 10 year post-closing period. In addition, following the signing of the asset purchase agreement, in January 2018 Laureate paid NLU $500 to reimburse NLU for its expenses in connection with the transactions contemplated by the sale purchase agreement.

Closing of the transaction is subject to prior receipt of regulatory consents, including those of the U.S. Department of Education and the Higher Learning Commission, which consents do not contain certain conditions that would not be acceptable to NLU or to Kendall, and the Company anticipates that the closing will occur during the second half of 2018. For the year ended December 31, 2017, Kendall, which is included in Discontinued Operations for all periods presented, had approximately $23,300 in revenue, an operating loss of approximately $23,000 and approximately $1,700 in depreciation and amortization, and as of December 31, 2017, had approximately 1,100 students.

Chile - Higher Education Bill

On January 24, 2018, a new Higher Education Law (the New Law) was passed by the Chilean Congress and, assuming that it passes review by the Constitutional Court, it is expected to be signed into law by the President of Chile as early as the first quarter of 2018. Among other things, the New Law will prohibit for-profit organizations, such as Laureate, from controlling the boards of universities in Chile. The New Law also prohibits conflicts of interests and related party transactions with notable exceptions, including the provision of services that are educational in nature or essential for the university’s purposes. The New Law provides for a transition period of one year for related party transactions and two years for control. The incoming Chilean presidential administration will have the responsibility to both interpret the legislative mandates and implement new compliance processes.

The Company is currently reviewing the impact the New Law will have on its Chilean operations, including the extent to which it will affect existing contractual relationships that the Company maintains with its Chilean non-profit universities. As a result of the New Law, the Company currently expects that it will be required to deconsolidate its three Chilean non-profit universities, which are accounted for as variable interest entities, and its Chilean real estate subsidiary, although the Company expects it will retain an approximately 30% equity ownership interest in the real estate subsidiary. The deconsolidation could happen as early as the first quarter of 2018. The Company currently expects that the deconsolidation will result in a one-time write-off of the carrying value of the net assets between approximately $600,000 and $850,000 and a decrease between approximately $410,000 and $430,000 in revenues on an annualized basis.

The Company’s continuing evaluation of the impact of the New Law may result in changes to its expectations due to changes in the Company’s interpretations of the law, assumptions used, and additional guidance that may be issued. There is no assurance that the New Law will not have additional material adverse effects on the business, financial condition or results of operations of the Company.

While we believe that all of our institutions in Chile are operating in full compliance with Chilean law, we cannot predict the extent or outcome of any educational reforms that may be implemented in Chile. The Company does not believe the New Law will change its relationship with its two tech/voc institutions in Chile that are for-profit entities. However, it is possible that the Chilean government will adopt additional laws that affect for-profit tech/voc institutions and their relationships with their owners. Depending upon how these reforms are defined and implemented, there could be a material adverse effect on our financial condition and results of operations. Any additional disruption to our operations in Chile would have a material adverse effect on our financial condition and results of operations. Similar reforms in other countries in which we operate could also have a material adverse effect on our financial condition and results of operations.

Amendment to Senior Secured Credit Facility - 2024 Term Loan

On February 1, 2018, we amended our Senior Secured Credit Facility to reduce the interest rate on the 2024 Term Loan. In connection with this transaction, we also repaid $350,000 of the principal balance of the 2024 Term Loan in addition to $1,239 of accrued interest using the proceeds from the sale of our Cyprus and Italy operations, along with borrowings on our revolving credit facility that were subsequently repaid with the China sale proceeds. As a result of the $350,000 repayment, there will be no further quarterly principal payments required and the remaining balance will be due at maturity.

Pursuant to this amendment, the interest rate margins applicable to the 2024 Term Loan were amended to 3.50% for LIBOR term loans and 2.50% for ABR term loans and such interest rate margins will no longer be based upon the Company’s consolidated total debt to consolidated EBITDA ratio. The amendment effectively reduces the current interest rate margins applicable to the outstanding term loans, which prior to the amendment was based on the Company’s consolidated total debt to consolidated EBITDA ratio as discussed in Note 10, Debt, by 100 basis points, from 4.50% to 3.50% for LIBOR term loans, and 3.50% to 2.50% for ABR term loans. The amended credit agreement also provides for a prepayment premium with respect to the outstanding term loans. The prepayment premium equals one percent (1%) of the amount of the term loans that are subject to certain repricing transactions occurring on or prior to August 1, 2018.